Document and Entity Information	Aug. 05, 2020
Document and Entity Information
Document Type	8-K
Document Period End Date	Aug. 05, 2020
Entity Registrant Name	PennyMac Financial Services, Inc.
Entity Central Index Key	0001745916
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38727
Entity Tax Identification Number	83-1098934
Entity Address, Address Line One	3043 Townsgate Road
Entity Address, City or Town	Westlake Village
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91361
City Area Code	818
Local Phone Number	224-7442
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	PFSI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false